UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Argentina – 1.0%
Tenaris SA - ADR(a)		132,000	$5,553,240

Brazil – 63.4%
Anhanguera Educacional Participacoes SA		178,000	3,463,731
Arezzo Industria e Comercio SA		161,000	3,031,863
Autometal SA		321,000	3,539,890
Banco Bradesco SA - ADR		2,130,000	39,149,400
Banco do Brasil SA		770,000	9,434,805
BM&FBovespa SA		2,167,000	15,169,598
BR Malls Participacoes SA		681,000	8,816,220
BR Properties SA		556,000	7,217,516
BRF - Brasil Foods SA - ADR		839,000	18,625,800
BTG Pactual Participations Ltd.		167,000	2,872,298
CETIP SA - Mercados Organizado		474,000	5,962,638
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares		148,000	6,978,783
Cia de Bebidas das Americas, Preference Shares - ADR		508,000	23,906,480
Cia de Concessoes Rodoviarias		2,493,000	25,726,844
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		75,000	3,338,250
Cia Energetica de Minas Gerais - ADR		413,000	4,534,740
Cosan Ltd. Class A		94,000	1,848,980
Cosan SA Industria e Comercio		415,000	9,794,863
EDP - Energias do Brasil SA		582,000	3,562,699
Embraer SA - ADR		207,000	6,824,790
Estacio Participacoes SA		85,000	1,882,391
Even Construtora e Incorporadora SA		405,000	1,987,019
Fibria Celulose SA(b)		135,000	1,654,154
Fibria Celulose SA - ADR(a)(b)		136,000	1,678,240
Gerdau SA - ADR		329,000	2,905,070
Gol Linhas Aereas Inteligentes SA - ADR(b)		253,000	1,841,840
Itau Unibanco Holdings SA - ADR		1,320,000	22,743,600
Klabin SA, Preference Shares		225,261	1,544,084
Kroton Educacional SA(b)		80,000	1,964,496
Localiza Rent a Car SA		158,000	2,903,960
Lojas Renner SA		97,000	3,882,728
LPS Brasil Consultoria de Imoveis SA		267,000	4,746,428
Marcopolo SA, Preference Shares		518,000	3,498,682
Natura Cosmeticos SA		314,000	8,467,522
Petroleo Brasileiro SA - ADR		1,481,000	26,791,290
QGEP Participacoes SA		464,000	3,189,876
Qualicorp SA(b)		306,000	3,165,491
T4F Entretenimento SA		420,000	1,583,951
Totvs SA		128,000	2,787,737
Transmissora Alianca de Energia Eletrica SA		247,000	2,914,857
Ultrapar Participacoes SA		286,000	6,903,869
Ultrapar Participacoes SA - ADR		37,000	891,700
Vale SA - ADR		439,000	8,854,630
Vale SA, Preference ‘A’ Shares - ADR		2,468,000	47,509,000

			370,092,803

Chile – 4.3%
Banco Santander Chile SA - ADR		183,000	5,526,600
Empresa Nacional de Telecomunicaciones SA		168,000	3,640,891
SACI Falabella		780,000	9,065,245
Sociedad Quimica y Minera de Chile SA - ADR		118,000	6,707,120

			24,939,856

Colombia – 1.2%
Pacific Rubiales Energy Corp.		296,000	6,905,876

Mexico – 24.0%
Alfa SAB de CV - Class A		3,381,000	8,118,378
Alpek SA de CV		987,000	2,451,470
America Movil, SAB de CV, Series L - ADR		1,305,000	32,833,800
Fibra Uno Administracion SA de CV		1,900,000	5,953,471
Fomento Economico Mexicano SAB de CV - ADR		250,000	26,972,500
Grupo Financiero Banorte SA de CV ‘O’		1,832,000	12,632,048
Grupo Televisa SA - ADR		854,000	23,920,540
Kimberly-Clark de Mexico SAB de CV, Class A		1,086,000	3,039,871
Macquarie Mexico Real Estate Management SA de CV(b)(c)		1,303,000	3,049,823
Mexichem SAB de CV		1,135,000	6,420,115
Wal-Mart de Mexico SA de CV, Series V		4,500,000	14,588,741

			139,980,757

Panama – 1.5%
Copa Holdings SA, Class A		79,000	8,658,400

Peru – 1.0%
Credicorp Ltd.		39,000	6,112,470

Spain – 0.4%
Cemex Latam Holdings SA(b)		346,000	2,611,453

Total Common Stocks – 96.8%			564,854,855

Corporate Bonds	Par (000)
Brazil – 0.5%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	968,410
11.30%, 10/15/18		1,648	855,895

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Brazil (concluded)
Lupatech SA, 6.50%, 4/15/18(d)	BRL	2,128	$1,151,997

Total Corporate Bonds – 0.5%			2,976,302

Participation Notes
Brazil – 2.4%
Morgan Stanley BV:
(BTG Pactual Participations Ltd.), due 6/6/14	USD	75	1,333,140
(Lojas Renner SA), due 12/05/13		100	4,246,620
(Lojas Renner SA), due 2/25/14		50	2,130,665
(Lojas Renner SA), due 7/22/13		33	1,387,544
(Natura Cosmetico SA), 10/29/14		27	749,128
(Natura Cosmetico SA), due 7/22/13		148	4,151,948

Total Participation Notes – 2.4%			13,999,045

Warrants (e)	Shares
Brazil – 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	–

Total Long-Term Investments (Cost – $403,148,840) – 99.7%			581,830,202

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(f)(g)		7,458,554	7,458,554

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.28%(f)(g)(h)	USD	7,342	7,342,120

Total Short-Term Securities (Cost – $14,800,674) – 2.6%			14,800,674

Total Investments (Cost – $417,949,514*) – 102.3%			596,630,876

Liabilities in Excess of Other Assets – (2.3)%			(13,203,984)

Net Assets – 100.0%			$583,426,892

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$445,856,033

Gross unrealized appreciation	$187,628,809
Gross unrealized depreciation	(36,853,966)

Net unrealized appreciation	$150,774,843

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

2	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest held at October 31, 2012	Net Activity	Shares/Beneficial Interest held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,263,188	3,195,366	7,458,554	$1,115
BlackRock Liquidity Series, LLC Money Market Series	$11,970,000	$(4,627,880)	$7,342,120	$10,789

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	BRL	Brazilian Real
	MXN	Mexican New Peso
	USD	US Dollar

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,756,972	USD	884,145	Brown Brothers Harriman & Co.	2/01/13	$(1,843)
BRL	348,532	USD	175,609	Brown Brothers Harriman & Co.	2/01/13	(586)
MXN	4,156,744	USD	326,899	Deutsche Bank AG	2/01/13	28
BRL	3,076,632	USD	1,548,537	Brown Brothers Harriman & Co.	2/04/13	(3,538)
BRL	62,588	USD	31,488	Brown Brothers Harriman & Co.	2/04/13	(58)
USD	6,296	BRL	12,540	Brown Brothers Harriman & Co.	2/04/13	(1)
USD	1,944	BRL	3,872	Brown Brothers Harriman & Co.	2/04/13	–
MXN	66,449,409	USD	5,228,943	Citibank NA	2/05/13	(2,714)

Total						$(8,712)

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Argentina	$5,553,240	–	–	$5,553,240
Brazil	370,092,803	–	–	370,092,803
Chile	24,939,856	–	–	24,939,856
Colombia	6,905,876	–	–	6,905,876
Mexico	139,980,757	–	–	139,980,757
Panama	8,658,400	–	–	8,658,400
Peru	6,112,470	–	–	6,112,470
Spain	2,611,453	–	–	2,611,453
Corporate Bonds	–	–	$2,976,302	2,976,302
Participation Notes	–	–	13,999,045	13,999,045
Short-Term Securities	7,458,554	$7,342,120	–	14,800,674

Total	$572,313,409	$7,342,120	$16,975,347	$596,630,876

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$28	–	$28
Liabilities:
Foreign currency exchange contracts	–	(8,740)	–	(8,740)

Total	–	$(8,712)	–	$(8,712)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$293,011	–	–	$293,011
Liabilities:
Bank overdraft	–	$(115,559)	–	(115,559)
Collateral on securities loaned at value	–	(7,342,120)	–	(7,342,120)

Total	$293,011	$(7,457,679)	–	$(7,164,668)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2012	$2,809,770	$13,139,589	$15,949,359
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	(1,066)	–	(1,066)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	167,598	859,456	1,027,054
Purchases	–	–	–
Sales	–	–	–

Closing Balance, as of January 31, 2013	$2,976,302	$13,999,045	$16,975,347

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period
[2]	The change in unrealized appreciation/depreciation on securities still held as of January 31, 2013 was $1,027,054.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Latin America Fund, Inc.

Date: March 26, 2013